Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 38,823,284	¥ 36,915,513
Secured Deposits [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 485,400
Borrowings, adjustment to interest rate basis	2.95%